SCUDDER
                                                                   INVESTMENTS




                   Scudder S&P 500
                   Stock Fund

--------------------------------------------------------------------------------
                              Classes A, B and C
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                            |
                            |
                            | Annual Report
                            | August 31, 2001






      For investors seeking returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

Contents
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   3    Economic Overview

   5    Performance Summary

   7    Portfolio Management Review

  11    Portfolio Summary

  13    Investment Portfolio

  33    Financial Statements

  37    Financial Highlights

  40    Notes to Financial Statements

  48    Report of Independent Auditors

  49    Tax Information

  50    Shareholder Meeting Results

  52    Officers and Trustees

  53    Investment Products and Services

  55    Account Management Resources


Scudder S&P 500 Stock Fund                       Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              KSAAX          811166701
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Class B                                              KSABX          811166800
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Class C                                              KSACX          811166883
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Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Economic Overview
--------------------------------------------------------------------------------

Dear Shareholder,

Odds of a recession were abnormally high before September 11. By now, recession is a near certainty. Economic activity fell hard in the immediate aftermath of the terrorist attacks, and we expect the economy to continue its decline until early next spring.

To understand why, let's start by looking at the nation's demand for cash, which was on the rise even before the attacks. Nervous people like more cash, so confidence and cash levels tend to move in opposite directions. From the end of 1999 to the end of June 2001, households added $100 billion to their cash supplies. They will now want to add more.

Jittery Americans could carry their hoarding too far, but we think it's a small risk. Consumer lending is different than it was in the late 1970s and 1980s, when banks would cut people off at the first sign of trouble. No one worries about that now because markets, not banks, supply the funds through asset-backed securities and secondary mortgage markets.

But right now, shoppers are spending less. They had too much debt and were trying to rein in their spending when the terrorist attacks sapped their confidence. Although people will still buy groceries, visit the doctor and pay their kids' tuition, we don't expect total consumption to get back to this summer's level before the end of 2002.

As their customers retrench, business executives will do the same. They already cut capital spending, and will review outlays for the coming months. Before September 11, managers had planned for growth that didn't happen. Looking at factories, spare capacity is higher than at any time since 1983. But that's just the tip of the iceberg: Many service industries are vastly oversized. And companies that over-invested have no choice but to compete on price. Lower prices will limit revenue growth, making any profit rebound tepid next year.

Poor corporate pricing power also means low inflation. Many people think the money the Fed is putting into the system is bound to be an inflation problem down the road, but we don't see it that way. Inflation is determined not only by how much money is floating around but by what people do with it. Companies have had to use money to write off bad debts rather than make new loans, and individuals have been

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 8/31/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                   2 years ago  1 year ago  6 months ago    Now

Inflation Rate (a)                      2.1        3.6         3.7          2.7
U.S. Unemployment Rate (b)              4.2        4.0         4.20         4.9
Federal Funds Rate (c)                  5.00       6.50        5.5          3.5
Industrial Production (d)               5.4        5.7         1.7         -3.3
Growth Rate of Personal Income (e)      4.50       7.1         6.8          5.3


--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.

    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------



holding more cash. If the Fed were not creating a lot of money, this "money destruction" would cause severe problems for the economy. Even though we expect the Fed to continue to ease policy, inflation will likely be lower next year than this and lower still in the years to come.

Here's the good part: The private sector will be pulling back at the exact same time the government is stepping in with huge new outlays to help offset some of the damage.

Recessions are never welcome, but they force people and businesses to reduce the excesses built up in a boom. As despicable as the terrorist attacks were, individuals and businesses are likely to react by aggressively correcting excesses that have built up over the past several years. The corrective actions will hurt now but will brighten the medium- to long-term outlook. We believe Americans will quickly put their houses in order, and by the end of 2002, the stage should be set for another expansion.

Zurich Scudder Investments, Inc.
Economics Group

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of October 1, 2001, and may not actually come to pass.

Performance Summary                                              August 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)*
--------------------------------------------------------------------------------
                                                                         Life of
Scudder S&P 500 Stock Fund                                      1-Year   Class**
--------------------------------------------------------------------------------
Class A                                                        -25.46%   -18.26%
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Class B                                                        -26.04%   -18.84%
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Class C                                                        -26.04%   -18.84%
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S&P 500 Index+                                                 -24.39%   -16.88%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

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 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
8/31/01                                 $    7.10      $    7.06     $    7.06
--------------------------------------------------------------------------------
8/31/00                                 $    9.59      $    9.57     $    9.57
--------------------------------------------------------------------------------
Distribution Information
Twelve Months:
  Income Dividends                      $    0.04      $      --     $      --
--------------------------------------------------------------------------------
  Capital Gains Distributions           $    0.02      $    0.02     $    0.02
--------------------------------------------------------------------------------

S&P 500 is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by Zurich Scudder Investments, Inc. The product is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment(a)* (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

               Scudder S&P 500
               Stock Fund --               S&P 500
               Class A                     Index+

        3/00**       9248                    10000
        5/00         9047                     9500
        8/00         9640                    10178
       11/00         8384                     8844
        2/01         7854                     8363
        5/01         7966                     8498
        8/01         7186                     7695


-------------------------------------------------------------------------------
 Comparative Results* (Adjusted for Sales Charge)
-------------------------------------------------------------------------------
                                                                        Life of
Scudder S&P 500 Stock Fund                                     1-Year   Class**
-------------------------------------------------------------------------------
Class A                         Growth of $10,000              $7,119    $7,186
                                -----------------------------------------------
                                Average annual total return    -28.81%   -20.89%
-------------------------------------------------------------------------------
Class B                         Growth of $10,000              $7,174    $7,227
                                -----------------------------------------------
                                Average annual total return    -28.26%   -20.57%
-------------------------------------------------------------------------------
Class C                         Growth of $10,000              $7,396    $7,450
                                -----------------------------------------------
                                Average annual total return    -26.04%   -18.84%
-------------------------------------------------------------------------------
S&P 500 Index+                  Growth of $10,000              $7,561    $7,695
                                -----------------------------------------------
                                Average annual total return    -24.39%   -16.88%
-------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

* Returns during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns would have been lower.

** The Fund commenced operations on April 3, 2000. Index comparisons begin March 31, 2000.

(a) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

+ The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

Scudder S&P 500 Stock Fund: A Team Approach to Investing

James A. Creighton is the lead portfolio manager for the Scudder S&P 500 Stock Fund, which is subadvised by Deutsche Asset Management, Inc. Mr. Creighton is a managing director and head of global index management for Deutsche Asset Management, Inc.

The fund's subadvisor, Deutsche Asset Management, Inc., 130 Liberty Street, 17th Floor, New York, NY, 10022, a Delaware corporation, is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Asset Management, Inc. manages the fund in accordance with the fund's investment objective and stated investment policies.

In the following interview, Lead Portfolio Manager James Creighton discusses Scudder S&P 500 Stock Fund's market environment and investment results for the fund's fiscal year ended August 31, 2001.

                     Q: How would you describe the fund's investment environment over the past 12 months ended August 31?

                     A: In an environment that included a sharp downturn in the manufacturing sector and declines in corporate earnings across the board, stocks posted generally negative performance. The decline in stock prices that began in 2000 started to pick up speed early in 2001. In response to early signs of an economic downturn as well as reversals for the stock market, the Federal Reserve lowered interest rates seven times during the first eight months of 2001. Then the Fed eased rates again following the terrorist attack on September 11. Before the attack occurred we were beginning to see some signs of equilibrium in the stock market. And prior to the attack, steady consumer confidence and a strong housing market had kept the U.S. economy out of recession.

                     Q: How did the fund perform over the period?

                     A: Over its most recent fiscal year ended August 31, 2001, Scudder S&P 500 Stock Fund (Class A shares) returned -25.46 percent, trailing the -24.39 percent performance of the S&P 500 Index. The life-of-fund return of the fund (Class A shares) since its inception was -18.26 percent.

                     Q: How did the performance of specific sectors and stocks influence the performance of the fund?

                     A: The worst-performing sector of the S&P 500 Index -- and therefore the fund -- was technology, which comprised most of the losses in the index during the period. The technology sector within the index declined

                     19 percent during the period, while the next largest contributor to negative performance was capital goods at -1.53 percent. The worst-performing stocks within the index -- all technology companies -- were Palm, Nortel Networks, JDS Uniphase and Broadvision, Inc.

                     There wasn't much good news during this difficult period, but the best-performing sectors for the index and for the equity market as a whole were health care, consumer cyclicals and basic materials. The best-performing health care issue was HEALTHSOUTH. Another top health care stock was Manor Care, Inc. Top-performing consumer cyclical companies were H&R Block and AutoZone.

                     Q: Please describe how the fund is managed.

                     A: The fund seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index. We believe that the fund offers investors a convenient means of participating in the stock market as measured by the S&P 500, while relieving them of the paperwork and time it takes to own all of these instruments directly. The fund's portfolio utilizes a "passive," or "indexing" investment approach, attempting to duplicate the overall performance of the S&P 500. In doing so, the fund attempts to allocate its portfolio in approximately the same weightings as the index (relative weightings reflect differences in the value of outstanding shares held by the public), beginning with the heaviest-weighted stocks that make up a larger portion of the index's value. A two-stage sampling approach is used in managing the fund, which helps make it easier to buy and sell stocks when needed while minimizing transactions and holding costs. In addition, because the portfolio turnover rate of index funds is typically lower than that of actively managed funds, index funds tend to generate fewer taxable capital gains.

                     Q: What is your outlook for the stock market over the coming months?

                     A: Following the September 11 attack, we believe that the key indicators for the market are consumer confidence and real estate. Our concern is that if these two areas start to weaken and unemployment creeps up, we may not have seen the worst yet. If economic conditions continue to deteriorate over the longer term the stock market may be affected a little more dramatically.

                     Q: Are you encouraged by the Fed's seeming willingness to lower interest rates even further?

                     A: Yes. The Fed has obviously been very aggressive. We'd like to think at some point that the Fed's actions will contribute to a more positive outlook. And we believe the market is pricing in another 50 basis point reduction in interest rates within the next few months.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                August 31, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Asset Allocation                                       8/31/01        8/31/00
--------------------------------------------------------------------------------
Common Stock                                               98%            91%
Repurchase Agreements                                       2%             8%
U.S. Treasury Obligations                                   --             1%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     8/31/01        8/31/00
--------------------------------------------------------------------------------
Financial                                                  16%            13%
Technology                                                 15%            27%
Health                                                     14%            11%
Manufacturing                                              10%             9%
Consumer Staples                                            8%             6%
Energy                                                      8%             6%
Consumer Discretionary                                      7%             5%
Communications                                              6%             9%
Service Industries                                          4%             4%
Other                                                      12%            10%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings* (22.8% of Portfolio)
--------------------------------------------------------------------------------
 1. General Electric Co.                                                    3.9%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 2. Microsoft Corp.                                                         2.9%
    Developer of computer software
--------------------------------------------------------------------------------
 3. Exxon Mobil Corp.                                                       2.6%
    Provider of oil internationally
--------------------------------------------------------------------------------
 4. Pfizer, Inc.                                                            2.3%
    Manufacturer of prescription pharmaceuticals and non-prescription medications
--------------------------------------------------------------------------------
 5. Citigroup, Inc.                                                         2.2%
    Provider of diversified financial services
--------------------------------------------------------------------------------
 6. Wal-Mart Stores, Inc.                                                   2.0%
    Operator of discount stores
--------------------------------------------------------------------------------
 7. American International Group, Inc.                                      1.9%
    Provider of insurance services
--------------------------------------------------------------------------------
 8. Intel Corp.                                                             1.8%
    Designer, manufacturer and seller of computer and related products
--------------------------------------------------------------------------------
 9. International Business Machines Corp.                                   1.6%
    Manufacturer of computers and servicer of information processing units
--------------------------------------------------------------------------------
10. AOL Time Warner, Inc.                                                   1.6%
    Deliverer of entertainment, news and internet brands
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                       as of August 31, 2001
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 97.4%
--------------------------------------------------------------------------------

Communications 6.1%
--------------------------------------------------------------------------------

Cellular Telephone 0.7%
AT&T Wireless Services, Inc.*                           15,699         243,334
Nextel Communications, Inc. "A"*                         4,622          55,834
Sprint Corp. (PCS Group)*                                5,770         144,135
--------------------------------------------------------------------------------
                                                                       443,303
--------------------------------------------------------------------------------

Telephone/Communications 5.4%
ADC Telecommunications, Inc.*                            4,463          19,503
AT&T Corp.                                              21,368         406,847
Alltel Corp.                                             2,017         116,986
Avaya, Inc.*                                             1,650          18,744
BellSouth Corp.                                         11,610         433,053
CenturyTel, Inc.                                           953          33,403
Citizens Communications Co.*                             1,400          15,050
Global Crossing Ltd.*                                    5,297          22,406
JDS Uniphase Corp.*                                      8,289          58,437
Nortel Networks Corp.                                   19,895         124,543
Qwest Communications International, Inc.                10,281         221,042
SBC Communications, Inc.                                20,716         847,492
Sprint Corp.                                             5,525         128,953
Verizon Communications                                  16,602         830,100
Worldcom, Inc.*                                         17,907         230,284
--------------------------------------------------------------------------------
                                                                     3,506,843
--------------------------------------------------------------------------------

Construction 0.4%
--------------------------------------------------------------------------------

Building Materials 0.0%
Vulcan Materials Co.                                       621          29,814
--------------------------------------------------------------------------------

Building Products 0.2%
Georgia-Pacific Group                                    1,378          50,352
Masco Corp.                                              2,913          75,214
--------------------------------------------------------------------------------
                                                                       125,566
--------------------------------------------------------------------------------

Forest Products 0.2%
Louisiana-Pacific Corp.                                    815           8,655
Westvaco Corp.                                             410          12,485
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                         1,406          79,791
--------------------------------------------------------------------------------
                                                                       100,931
--------------------------------------------------------------------------------

Homebuilding 0.0%
KB HOME                                                    215           6,960
Pulte Homes, Inc.                                          315          11,923
--------------------------------------------------------------------------------
                                                                        18,883
--------------------------------------------------------------------------------

Consumer Discretionary 7.3%
--------------------------------------------------------------------------------

Apparel & Shoes 0.2%
Liz Claiborne, Inc.                                        349          18,305
Nike, Inc. "B"                                           1,682          84,100
Reebok International Ltd.*                                 380          10,218
--------------------------------------------------------------------------------
                                                                       112,623
--------------------------------------------------------------------------------

Department & Chain Stores 5.4%
Bed Bath & Beyond, Inc.*                                 1,755          50,632
Best Buy Co., Inc.*                                      1,297          76,497
Big Lots, Inc.                                             530           5,618
CVS Corp.                                                2,424          87,531
Costco Wholesale Corp.*                                  2,841         106,282
Dillard's, Inc.                                            415           7,429
Dollar General Corp.                                     1,939          33,448
Federated Department Stores, Inc.*                       1,148          41,684
Gap, Inc.                                                5,412         106,346
Home Depot, Inc.                                        14,411         662,185
J.C. Penney Co., Inc.                                    1,581          37,944
Kmart Corp.*                                             2,926          29,377
Kohl's Corp.*                                            2,036         112,998
Lowe's Companies, Inc.                                   4,670         173,724
May Department Stores                                    1,864          62,724
Nordstrom, Inc.                                            670          13,433
Sears, Roebuck & Co.                                     2,099          89,732
TJX Companies, Inc.                                      1,727          60,618
Target Corp.                                             5,530         191,615
The Limited, Inc.                                        2,678          37,760
Wal-Mart Stores, Inc.                                   27,577       1,325,075
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Walgreen Co.                                             6,316         216,955
--------------------------------------------------------------------------------
                                                                     3,529,607
--------------------------------------------------------------------------------

Home Furnishings 0.1%
Newell Rubbermaid, Inc.                                  1,691          38,724
Tupperware Corp.                                           315           7,443
--------------------------------------------------------------------------------
                                                                        46,167
--------------------------------------------------------------------------------

Hotels & Casinos 0.4%
Carnival Corp. "A"                                       3,532         110,481
Harrah's Entertainment, Inc.*                              673          19,234
Hilton Hotels Corp.                                      2,031          25,814
Marriott International, Inc. "A"                         1,534          67,266
Starwood Hotels & Resorts Worldwide, Inc.                1,261          42,685
--------------------------------------------------------------------------------
                                                                       265,480
--------------------------------------------------------------------------------

Recreational Products 0.3%
Brunswick Corp.                                            410           8,934
Harley-Davidson, Inc.                                    1,933          93,924
Hasbro, Inc.                                             1,061          18,398
International Game Technology*                             348          18,625
Mattel, Inc.                                             2,703          48,627
--------------------------------------------------------------------------------
                                                                       188,508
--------------------------------------------------------------------------------

Restaurants 0.5%
Darden Restaurants, Inc.                                   746          21,351
McDonald's Corp.                                         7,820         234,835
Starbucks Corp.*                                         2,440          41,163
Tricon Global Restaurants*                                 923          39,338
Wendy's International, Inc.                                657          18,652
--------------------------------------------------------------------------------
                                                                       355,339
--------------------------------------------------------------------------------

Specialty Retail 0.4%
AutoZone, Inc.*                                            743          34,327
Circuit City Stores, Inc.                                1,298          21,677
Family Dollar Stores, Inc.                               1,124          33,720
Office Depot, Inc.*                                      1,915          26,619
Radioshack Corp.                                         1,042          24,383
Staples, Inc.*                                           2,861          43,058
Tiffany & Co.                                              904          28,160
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Toys R Us, Inc.*                                         1,215          29,075
--------------------------------------------------------------------------------
                                                                       241,019
--------------------------------------------------------------------------------

Consumer Staples 8.0%
--------------------------------------------------------------------------------

Alcohol & Tobacco 1.5%
Adolph Coors Co. "B"                                       308          14,260
Anheuser-Busch Companies, Inc.                           5,522         237,667
Brown-Forman Corp. "B"                                     372          23,994
Philip Morris Companies, Inc.                           13,581         643,738
UST, Inc.                                                1,078          35,574
--------------------------------------------------------------------------------
                                                                       955,233
--------------------------------------------------------------------------------

Consumer Electronic & Photographic 0.2%
Eastman Kodak Co.                                        1,871          83,578
Maytag Corp.                                               511          15,703
Whirlpool Corp.                                            392          25,880
--------------------------------------------------------------------------------
                                                                       125,161
--------------------------------------------------------------------------------

Consumer Specialties 0.0%
American Greeting Corp. "A"                                515           6,808
--------------------------------------------------------------------------------

Farming 0.1%
Archer Daniels Midland Co.                               4,141          55,616
--------------------------------------------------------------------------------

Food & Beverage 4.1%
Albertson's, Inc.                                        2,570          89,924
Campbell Soup Co.                                        2,447          68,981
Coca-Cola Co., Inc.                                     15,432         751,075
Coca-Cola Enterprises                                    2,520          38,228
ConAgra, Inc.                                            3,333          76,492
General Mills, Inc.                                      1,733          76,841
H.J. Heinz Co.                                           2,154          97,318
Hershey Foods Corp.                                        771          49,714
Kellogg Co.                                              2,479          79,303
Kroger Co.*                                              5,144         136,933
The Pepsi Bottling Group, Inc.                             860          37,969
PepsiCo, Inc.                                           10,956         514,932
Ralston Purina Group                                     1,923          62,844
Safeway, Inc.*                                           3,059         137,991
Sara Lee Corp.                                           4,805         105,710
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Supervalu, Inc.                                            776          16,280
Unilever NV                                              3,561         217,541
William Wrigley Jr. Co.                                  1,336          66,987
Winn-Dixie Stores, Inc.                                    746          16,748
--------------------------------------------------------------------------------
                                                                     2,641,811
--------------------------------------------------------------------------------

Package Goods/Cosmetics 2.1%
Alberto-Culver Co. "B"                                     315          13,567
Avon Products, Inc.                                      1,503          69,333
Clorox Co.                                               1,411          52,560
Colgate-Palmolive Co.                                    3,490         188,983
Gillette Co.                                             6,512         199,593
International Flavors & Fragrances, Inc.                   730          22,010
Kimberly-Clark Corp.                                     3,334         206,875
Procter & Gamble Co.                                     7,960         590,234
--------------------------------------------------------------------------------
                                                                     1,343,155
--------------------------------------------------------------------------------

Textiles 0.0%
V.F. Corp.                                                 667          23,058
--------------------------------------------------------------------------------

Durables 2.6%
--------------------------------------------------------------------------------

Aerospace 1.0%
B.F. Goodrich Co.                                          667          21,377
Boeing Co.                                               5,342         273,510
Lockheed Martin Corp.                                    2,725         108,618
Northrop Grumman Corp.                                     531          43,542
Rockwell International Corp.                             1,046          16,788
United Technologies Corp.                                2,931         200,480
--------------------------------------------------------------------------------
                                                                       664,315
--------------------------------------------------------------------------------

Automobiles 0.9%
Cummins Engine Co., Inc.                                   264           9,966
Dana Corp.                                                 702          13,759
Delphi Automotive Systems Corp.                          3,381          50,681
Eaton Corp.                                                466          33,519
Ford Motor Co.                                          11,202         222,584
General Motors Corp.                                     3,337         182,701
Genuine Parts Co.                                          973          29,929
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Navistar International Corp.*                              415          14,222
--------------------------------------------------------------------------------
                                                                       557,361
--------------------------------------------------------------------------------

Construction/Agricultural Equipment 0.3%
Caterpillar, Inc.                                        2,136         106,800
Deere & Co.                                              1,538          66,395
PACCAR, Inc.                                               559          30,913
--------------------------------------------------------------------------------
                                                                       204,108
--------------------------------------------------------------------------------

Leasing Companies 0.0%
Ryder System, Inc.                                         386           8,720
--------------------------------------------------------------------------------

Telecommunications Equipment 0.4%
Andrew Corp.*                                              564          11,472
Ciena Corp.*                                             2,000          34,240
Lucent Technologies, Inc.                               21,248         144,911
Palm, Inc.*                                              3,137          11,230
Scientific-Atlanta, Inc.                                   974          20,006
Tellabs, Inc.*                                           2,643          35,205
--------------------------------------------------------------------------------
                                                                       257,064
--------------------------------------------------------------------------------

Tires 0.0%
Cooper Tire & Rubber Co.                                   300           5,001
Goodyear Tire & Rubber Co.                                 980          24,010
--------------------------------------------------------------------------------
                                                                        29,011
--------------------------------------------------------------------------------

Energy 7.7%
--------------------------------------------------------------------------------

Engineering 0.0%
McDermott International, Inc.*                             100           1,065
--------------------------------------------------------------------------------

Oil & Gas Production 1.1%
Anadarko Petroleum Corp.                                 1,452          75,141
Apache Corp.                                               755          35,432
Burlington Resources, Inc.                               1,301          49,438
Conoco, Inc. "B"                                         3,859         114,304
Devon Energy Corp.                                         862          39,885
El Paso Corp.                                            3,073         149,317
EOG Resources, Inc.                                        741          23,430
Kerr-McGee Corp.                                           648          37,850
Nabors Industries, Inc.*                                   903          22,142
Nisource, Inc.                                           1,439          36,277
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                               2,326          64,012
Tosco Corp.                                                939          43,570
--------------------------------------------------------------------------------
                                                                       690,798
--------------------------------------------------------------------------------

Oil/Gas Transmission 0.9%
Dynegy, Inc.                                             1,924          81,135
Enron Corp.                                              4,597         160,849
Exelon Corp.                                             2,068         112,913
Kinder Morgan, Inc.                                        747          41,533
Niagara Mohawk Holdings, Inc.*                             761          13,272
Sempra Energy                                            1,166          31,587
Sunoco, Inc.                                               530          20,050
Williams Companies, Inc.                                 3,157         102,760
--------------------------------------------------------------------------------
                                                                       564,099
--------------------------------------------------------------------------------

Oil Companies 5.2%
Amerada Hess Corp.                                         521          40,487
Ashland, Inc.                                              415          17,596
Chevron Corp.                                            3,988         361,911
Exxon Mobil Corp.                                       42,502       1,706,455
Phillips Petroleum Co.                                   1,563          89,873
Royal Dutch Petroleum Co.                               13,239         749,725
Texaco, Inc.                                             3,502         243,914
USX Marathon Group                                       1,906          60,058
Unocal Corp.                                             1,589          56,092
Xcel Energy, Inc.                                        2,186          59,896
--------------------------------------------------------------------------------
                                                                     3,386,007
--------------------------------------------------------------------------------

Oilfield Services/Equipment 0.5%
Baker Hughes, Inc.                                       2,160          71,150
Halliburton Co.                                          2,510          69,929
Noble Drilling Corp.*                                      790          21,488
Rowan Companies, Inc.*                                     586           9,112
Schlumberger Ltd.                                        3,459         169,491
--------------------------------------------------------------------------------
                                                                       341,170
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Financial 15.9%
--------------------------------------------------------------------------------

Banks 6.9%
AmSouth Bancorp.                                         1,984          37,736
Bank of America Corp.                                    9,783         601,654
Bank of New York Co., Inc.                               4,562         181,111
Bank One Corp.                                           7,302         253,306
BB&T Corp.                                               2,833         104,198
Comerica, Inc.                                           1,134          67,757
Fifth Third Bancorp                                      3,595         209,589
First Union Corp.                                        6,138         211,270
FleetBoston Financial Corp.                              6,596         242,931
Golden West Financial Corp.                                997          57,696
Huntington Bancshares, Inc.                              1,682          30,579
J.P. Morgan Chase & Co.                                 12,148         478,631
KeyCorp                                                  2,656          66,666
MBNA Corp.                                               5,348         185,896
National City Corp.                                      3,712         114,589
Northern Trust Corp.                                     1,456          82,555
PNC Financial Service Group                              1,761         117,265
Regions Financial Corp.                                  1,374          40,396
SouthTrust Corp.                                         2,138          52,082
State Street Corp.                                       1,926          93,527
SunTrust Banks, Inc.                                     1,901         129,838
U.S. Bancorp                                            11,845         287,123
Union Planters Corp.                                       720          32,040
Wachovia Corp.                                           1,244          86,645
Washington Mutual, Inc.                                  5,484         205,321
Wells Fargo Co.                                         10,458         481,173
Zions Bancorporation                                       629          36,017
--------------------------------------------------------------------------------
                                                                     4,487,591
--------------------------------------------------------------------------------

Consumer Finance 3.2%
American Express Credit Corp.                            8,014         291,870
Capital One Finance Corp.                                1,260          70,069
Citigroup, Inc.                                         30,938       1,415,413
Household International, Inc.                            2,951         174,404
Mellon Financial Corp.                                   2,947         103,882
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Synovus Financial Corp.                                  1,673          51,528
--------------------------------------------------------------------------------
                                                                     2,107,166
--------------------------------------------------------------------------------

Insurance 4.0%
AFLAC, Inc.                                              3,178          87,459
Allstate Corp.                                           4,555         154,551
Ambac Financial Group, Inc.                                611          36,171
American International Group, Inc.                      16,017       1,252,496
Aon Corp.                                                1,642          61,000
Chubb Corp.                                              1,088          73,440
Cigna Corp.                                                916          82,440
Cincinnati Financial Corp.                                 962          38,480
Conseco, Inc.*                                           2,198          20,178
Hartford Financial Services Group, Inc.                  1,481          95,969
Jefferson Pilot Corp.                                      899          41,821
Lincoln National Corp.                                   1,185          59,084
MBIA, Inc.                                                 891          48,123
MGIC Investment Corp.                                      672          46,973
MetLife, Inc.                                            4,504         137,372
Progressive Corp.                                          458          59,206
Providian Financial Corp.                                1,785          69,722
Safeco Corp.                                               929          27,944
St. Paul Companies, Inc.                                 1,380          58,001
Torchmark Corp.                                            839          35,439
Unum Provident Corp.                                     1,527          42,787
XL Capital Ltd. "A"                                        662          54,946
--------------------------------------------------------------------------------
                                                                     2,583,602
--------------------------------------------------------------------------------

Other Financial Companies 1.8%
Charter One Financial, Inc.                              1,244          36,325
Countrywide Credit Industries, Inc.                        686          28,469
Fannie Mae                                               6,077         463,128
Freddie Mac                                              4,346         273,276
John Hancock Financial Services, Inc.                    1,927          76,984
Marsh & McLennan Companies, Inc.                         1,675         155,608
T. Rowe Price Group, Inc.                                  821          30,697
USA Education, Inc.                                        987          78,180
--------------------------------------------------------------------------------
                                                                     1,142,667
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Health 13.7%
--------------------------------------------------------------------------------

Biotechnology 1.5%
Amgen, Inc.*                                             6,489         417,243
Applera Corp.                                            1,219          30,487
Biogen, Inc.*                                              944          56,980
Chiron Corp.*                                            1,216          56,690
MedImmune, Inc.*                                         1,264          50,750
PPL Corp.                                                  891          38,625
Pharmacia Corp.                                          8,087         320,245
--------------------------------------------------------------------------------
                                                                       971,020
--------------------------------------------------------------------------------

Health Industry Services 0.7%
Aetna, Inc.*                                               888          26,551
Cardinal Health, Inc.                                    2,772         202,190
HEALTHSOUTH Corp.*                                       2,422          43,790
Humana, Inc.*                                              809           9,708
IMS Health, Inc.                                         1,834          48,821
McKesson Corp.                                           1,826          71,670
PerkinElmer, Inc.                                          590          18,927
Quintiles Transnational Corp.*                             669          11,714
Wellpoint Health Networks, Inc.*                           417          44,402
--------------------------------------------------------------------------------
                                                                       477,773
--------------------------------------------------------------------------------

Hospital Management 0.6%
HCA, Inc                                                 3,269         149,524
Manor Care, Inc.*                                          630          17,722
Tenet Healthcare Corp.*                                  1,937         107,349
UnitedHealth Group, Inc.                                 1,961         133,466
--------------------------------------------------------------------------------
                                                                       408,061
--------------------------------------------------------------------------------

Medical Supply & Specialty 1.4%
Bausch & Lomb, Inc.                                        282          10,256
Baxter International Inc.                                3,604         185,966
Becton, Dickinson & Co.                                  1,533          55,081
Biomet, Inc.                                             1,602          44,263
Boston Scientific Corp.*                                 2,367          45,210
C.R. Bard, Inc.                                            364          21,057
Guidant Corp.*                                           1,955          70,615
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Medtronic, Inc.                                          7,444         339,000
St. Jude Medical, Inc.*                                    548          37,702
Stryker Corp.                                            1,280          70,182
Zimmer Holdings, Inc.*                                   1,174          31,933
--------------------------------------------------------------------------------
                                                                       911,265
--------------------------------------------------------------------------------

Pharmaceuticals 9.5%
Abbott Laboratories                                      9,450         469,665
Allergan, Inc.                                             798          57,656
American Home Products Corp.                             8,189         458,584
AmerisourceBergen Corp.*                                   485          31,253
Bristol-Myers Squibb Co.                                11,947         670,705
Eli Lilly & Co.                                          6,902         535,802
Forest Laboratories*                                     1,104          80,603
Johnson & Johnson                                       18,620         981,460
King Pharmaceuticals, Inc.*                              1,456          62,972
Merck & Co., Inc.                                       14,148         921,035
Pfizer, Inc.                                            38,843       1,488,075
Schering-Plough Corp.                                    9,131         348,165
Watson Pharmaceuticals, Inc.*                              617          34,614
--------------------------------------------------------------------------------
                                                                     6,140,589
--------------------------------------------------------------------------------

Manufacturing 9.5%
--------------------------------------------------------------------------------

Chemicals 1.0%
Dow Chemical Co.                                         5,634         197,528
E.I. du Pont de Nemours & Co.                            6,558         268,681
Eastman Chemical Co.                                       409          15,865
Engelhard Corp.                                            846          22,106
Great Lakes Chemicals Corp.                                415          10,354
Hercules, Inc.                                             600           6,780
Mead Corp.                                                 641          21,307
Praxair, Inc.                                            1,006          47,352
Rohm & Haas Co.                                          1,386          49,771
Sigma-Aldrich Corp.                                        492          22,440
--------------------------------------------------------------------------------
                                                                       662,184
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Containers & Paper 0.4%
Bemis Company, Inc.                                        315          13,784
Boise Cascade Corp.                                        402          14,753
International Paper Co.                                  3,020         121,162
Pactiv Corp.*                                              646          10,258
Sealed Air Corp.*                                          510          20,492
Temple-Inland, Inc.                                        267          15,582
Willamette Industries                                      705          34,193
--------------------------------------------------------------------------------
                                                                       230,224
--------------------------------------------------------------------------------

Diversified Manufacturing 2.4%
Ball Corp.                                                 200          10,530
Cooper Industries, Inc.                                    604          33,915
Crane Co.                                                  315           8,848
Dover Corp.                                              1,318          47,343
Fortune Brands, Inc.                                     1,010          38,633
Honeywell International, Inc.                            4,959         184,772
ITT Industries, Inc.                                       542          24,471
Illinois Tool Works, Inc.                                1,969         123,082
Leggett & Platt                                          1,258          29,588
Loews Corp.                                              1,300          63,466
Minnesota Mining & Manufacturing Co.                     2,411         250,985
National Service Industries, Inc.                          200           4,720
TRW, Inc.                                                  773          27,210
Textron, Inc.                                              867          45,422
Thermo Electron Corp.*                                   1,224          26,524
Tyco International Ltd.                                 11,970         621,842
--------------------------------------------------------------------------------
                                                                     1,541,351
--------------------------------------------------------------------------------

Electrical Products 4.1%
American Power Conversion Corp.*                         1,092          15,102
Emerson Electric Co.                                     2,704         144,934
General Electric Co.                                    61,187       2,507,443
Power-One, Inc.                                            510           5,564
Thomas & Betts Corp.                                       361           7,729
--------------------------------------------------------------------------------
                                                                     2,680,772
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Hand Tools 0.2%
Black & Decker Corp.                                       499          19,626
Danaher Corp.                                              941          52,291
Snap-On, Inc.                                              215           5,474
Stanley Works                                              539          22,579
--------------------------------------------------------------------------------
                                                                        99,970
--------------------------------------------------------------------------------

Industrial Specialty 0.9%
Avery Dennison Corp.                                       676          34,753
Centex Corp.                                               353          15,461
Corning, Inc.                                            5,753          69,094
Johnson Controls, Inc.                                     587          42,998
Novellus Systems*                                          895          39,657
PPG Industries, Inc.                                     1,028          55,635
Pall Corp.                                                 607          13,573
QUALCOMM, Inc.*                                          4,620         271,887
Sherwin-Williams Co.                                       733          16,602
--------------------------------------------------------------------------------
                                                                       559,660
--------------------------------------------------------------------------------

Machinery/Components/Controls 0.3%
Ingersoll-Rand Co.                                         982          39,840
Millipore Corp.                                            242          15,355
Parker-Hannifin Corp.                                      735          32,340
Pitney Bowes, Inc.                                       1,580          68,714
Timken Co.                                                  13             195
Visteon Corp.                                              781          13,355
--------------------------------------------------------------------------------
                                                                       169,799
--------------------------------------------------------------------------------

Office Equipment/Supplies 0.1%
Lexmark International Group, Inc. "A"*                     829          43,149
Xerox Corp.                                              4,106          37,775
--------------------------------------------------------------------------------
                                                                        80,924
--------------------------------------------------------------------------------

Specialty Chemicals 0.1%
Air Products & Chemicals, Inc.                           1,500          63,600
FMC Corp.*                                                 161          10,061
--------------------------------------------------------------------------------
                                                                        73,661
--------------------------------------------------------------------------------

Wholesale Distributors 0.0%
W.W. Grainger, Inc.                                        626          26,486
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Media 4.1%
--------------------------------------------------------------------------------

Advertising 0.3%
Interpublic Group of Companies, Inc.                     2,395          64,857
Omnicom Group, Inc.                                      1,147          89,225
TMP Worldwide, Inc.*                                       633          28,390
--------------------------------------------------------------------------------
                                                                       182,472
--------------------------------------------------------------------------------

Broadcasting & Entertainment 3.1%
AOL Time Warner, Inc.*                                  27,258       1,018,086
Clear Channel Communications, Inc.*                      3,562         179,062
Univision Communication, Inc.*                           1,293          38,570
Viacom, Inc. "B"*                                       11,002         466,485
Walt Disney Co.                                         13,052         331,912
--------------------------------------------------------------------------------
                                                                     2,034,115
--------------------------------------------------------------------------------

Cable Television 0.3%
Comcast Corp."A"*                                        5,890         215,751
--------------------------------------------------------------------------------

Print Media 0.4%
Gannett Co., Inc.                                        1,693         104,390
Knight-Ridder, Inc.                                        412          24,967
Meredith Corp.                                             315          10,253
New York Times Co. "A"                                     962          41,126
Tribune Co.                                              1,866          73,558
--------------------------------------------------------------------------------
                                                                       254,294
--------------------------------------------------------------------------------

Metals & Minerals 0.8%
--------------------------------------------------------------------------------

Precious Metals 0.2%
Barrick Gold Corp.                                       2,448          39,217
Freeport McMoRan Copper & Gold, Inc. "B"*                1,046          12,949
Homestake Mining Co.                                     1,861          15,409
Newmont Mining Corp.                                     1,092          22,648
Placer Dome, Inc.                                        1,887          20,907
--------------------------------------------------------------------------------
                                                                       111,130
--------------------------------------------------------------------------------

Steel & Metals 0.6%
Alcan Aluminium Ltd.                                     2,033          74,055
Alcoa, Inc.                                              5,339         203,523
Allegheny Technologies, Inc.                               315           5,828
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Inco Ltd.*                                               1,061          17,634
Nucor Corp.                                                533          25,904
Phelps Dodge Corp.                                         480          18,912
USX-US Steel Group, Inc.                                   614          12,212
Worthington Industries, Inc.                               200           2,800
--------------------------------------------------------------------------------
                                                                       360,868
--------------------------------------------------------------------------------

Service Industries 4.2%
--------------------------------------------------------------------------------

EDP Services 0.9%
Automatic Data Processing, Inc.                          3,889         201,295
Electronic Data Systems Corp.                            2,841         167,562
First Data Corp.                                         2,355         155,077
Fiserv, Inc.*                                              839          45,449
Sapient Corp.*                                             566           3,062
--------------------------------------------------------------------------------
                                                                       572,445
--------------------------------------------------------------------------------

Environmental Services 0.3%
Allied Waste Industries*                                 1,176          21,321
Transocean Sedco Forex, Inc.                             1,809          52,280
Waste Management, Inc.                                   3,869         119,668
--------------------------------------------------------------------------------
                                                                       193,269
--------------------------------------------------------------------------------

Investment 1.5%
Bear Stearns Companies, Inc.                               615          32,097
Charles Schwab Corp.                                     8,741         108,913
Franklin Resources, Inc.                                 1,636          67,125
Lehman Brothers Holdings, Inc.                           1,532         100,576
Merrill Lynch & Co., Inc.                                5,107         263,521
Morgan Stanley Dean Witter & Co.                         6,932         369,822
Stilwell Financial, Inc.                                 1,367          39,096
--------------------------------------------------------------------------------
                                                                       981,150
--------------------------------------------------------------------------------

Miscellaneous Commercial Services 0.9%
Cintas Corp.                                             1,113          51,821
Concord EFS, Inc.*                                       1,525          80,017
Convergys Corp.*                                         1,013          28,435
Ecolab, Inc.                                               729          29,218
Fluor Corp.                                                453          20,534
Moody's Corp.                                              944          32,464
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
NCR Corp.*                                                 603          22,824
Paychex, Inc.                                            2,353          87,226
Robert Half International, Inc.*                         1,025          25,512
Sabre Group Holdings, Inc. "A"*                            813          34,292
Siebel Systems, Inc.*                                    2,775          59,940
Sysco Corp.                                              4,170         116,843
Tektronix, Inc.*                                           470           9,184
--------------------------------------------------------------------------------
                                                                       598,310
--------------------------------------------------------------------------------

Miscellaneous Consumer Services 0.4%
Cendant Corp.*                                           5,262         100,346
H & R Block, Inc.                                        1,126          43,813
TXU Corp.                                                1,586          75,303
Yahoo!, Inc.*                                            3,626          43,004
--------------------------------------------------------------------------------
                                                                       262,466
--------------------------------------------------------------------------------

Printing/Publishing 0.2%
Deluxe Corp.                                               315          10,338
Dow Jones & Co., Inc.                                      460          25,245
Equifax, Inc.                                              758          19,731
McGraw-Hill, Inc.                                        1,163          68,908
R.R. Donnelley & Sons Co.                                  776          23,140
--------------------------------------------------------------------------------
                                                                       147,362
--------------------------------------------------------------------------------

Technology 14.2%
--------------------------------------------------------------------------------

Computer Software 4.2%
Adobe Systems, Inc.                                      1,498          50,348
Autodesk, Inc.                                             298          11,425
BMC Software, Inc.*                                      1,564          25,024
Broadvision, Inc.*                                         761             982
Citrix Systems, Inc.*                                    1,069          35,224
Computer Associates International, Inc.                  3,638         112,960
Compuware Corp.*                                         2,268          27,692
Comverse Technologies, Inc.*                             1,123          28,232
Intuit, Inc.*                                            1,205          45,525
Microsoft Corp.*                                        33,193       1,893,661
Oracle Corp.*                                           34,754         424,346
Parametric Technology Corp.*                             1,578          11,504
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
PeopleSoft, Inc.*                                        1,797          61,961
Rockwell Collins                                         1,046          21,255
--------------------------------------------------------------------------------
                                                                     2,750,139
--------------------------------------------------------------------------------

Diverse Electronic Products 1.5%
Applied Materials, Inc.*                                 5,010         215,881
Dell Computer Corp.*                                    16,147         345,223
KLA-Tencor Corp.*                                        1,092          53,661
Molex, Inc.                                              1,160          36,621
Motorola, Inc.                                          13,614         236,884
Solectron Corp.*                                         4,068          55,325
Teradyne, Inc.*                                          1,086          35,599
--------------------------------------------------------------------------------
                                                                       979,194
--------------------------------------------------------------------------------

EDP Peripherals 0.5%
EMC Corp.*                                              13,677         211,446
Mercury Interactive Corp.*                                 489          13,208
Network Appliance, Inc.*                                 1,908          24,728
Symbol Technologies, Inc.                                1,401          18,914
VERITAS Software Corp.*                                  2,445          70,220
--------------------------------------------------------------------------------
                                                                       338,516
--------------------------------------------------------------------------------

Electronic Components/Distributors 1.6%
Altera Corp.*                                            2,487          70,631
Analog Devices, Inc.*                                    2,186         104,447
Applied Micro Circuits Corp.*                            1,818          25,943
Broadcom Corp. "A"*                                      1,578          50,733
Cisco Systems, Inc.*                                    45,229         738,590
Gateway, Inc.*                                           1,796          16,110
Jabil Circuit, Inc.*                                     1,076          24,866
--------------------------------------------------------------------------------
                                                                     1,031,320
--------------------------------------------------------------------------------

Electronic Data Processing 2.7%
Apple Computer, Inc.*                                    2,107          39,085
Compaq Computer Corp.                                   10,359         127,934
Hewlett-Packard Co.                                     12,047         279,611
International Business Machines Corp.                   10,669       1,066,900
Sun Microsystems, Inc.*                                 20,221         231,530
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Unisys Corp.*                                            2,023          23,912
--------------------------------------------------------------------------------
                                                                     1,768,972
--------------------------------------------------------------------------------

Military Electronics 0.3%
Computer Sciences Corp.*                                   992          37,299
General Dynamics Corp.                                   1,197          94,515
Raytheon Co.                                             2,228          58,574
--------------------------------------------------------------------------------
                                                                       190,388
--------------------------------------------------------------------------------

Office/Plant Automation 0.0%
Novell, Inc.*                                            2,445          11,125
--------------------------------------------------------------------------------

Precision Instruments 0.1%
Agilent Technologies, Inc.*                              2,850          75,525
--------------------------------------------------------------------------------

Semiconductors 3.3%
Advanced Micro Devices, Inc.*                            2,091          28,333
Conexant Systems, Inc.*                                  1,543          18,377
Intel Corp.                                             41,396       1,157,432
LSI Logic Corp.*                                         2,311          46,798
Linear Technology Corp.                                  1,988          81,667
Maxim Integrated Products, Inc.*                         2,088          96,486
Micron Technology, Inc.*                                 3,634         136,675
National Semiconductor Corp.*                            1,037          34,273
PMC-Sierra, Inc.*                                        1,019          31,334
QLogic Corp.*                                              566          16,986
Sanmina Corp.*                                           1,950          35,119
Texas Instruments, Inc.                                 10,755         355,991
Vitesse Semiconductor Corp.*                             1,205          17,593
Xilinx, Inc.*                                            2,031          79,290
--------------------------------------------------------------------------------
                                                                     2,136,354
--------------------------------------------------------------------------------

Transportation 0.7%
--------------------------------------------------------------------------------

Air Freight 0.1%
FedEx Corp.*                                             1,876          78,980
--------------------------------------------------------------------------------

Airlines 0.2%
AMR Corp.*                                                 963          30,806
Delta Air Lines, Inc.                                      703          27,136
Southwest Airlines Co.                                   4,694          83,976
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
US Airways Group, Inc.*                                    495           6,287
--------------------------------------------------------------------------------
                                                                       148,205
--------------------------------------------------------------------------------

Railroads 0.4%
Burlington Northern Santa Fe Corp.                       2,477          67,151
CSX Corp.                                                1,332          47,073
Norfolk Southern Corp.                                   2,349          43,738
Union Pacific Corp.                                      1,595          84,966
--------------------------------------------------------------------------------
                                                                       242,928
--------------------------------------------------------------------------------

Utilities 2.2%
--------------------------------------------------------------------------------

Electric Utilities 2.1%
AES Corp.*                                               3,251         107,673
Allegheny Energy, Inc.                                     727          32,046
Ameren Corp.                                               764          31,515
American Electric Power Co.                              2,064          94,469
Calpine Corp.*                                           1,780          58,776
CINergy Corp.                                              888          28,594
CMS Energy Corp.                                           962          22,569
Consolidated Edison, Inc.                                1,260          51,534
Constellation Energy Group                                 935          28,069
Dominion Resources, Inc.                                 1,554          97,824
DTE Energy Co.                                             906          39,221
Duke Energy Corp.                                        4,869         191,400
Edison International                                     1,949          26,526
Entergy Corp.                                            1,258          48,458
FPL Group, Inc.                                          1,105          60,057
FirstEnergy Corp.                                        1,573          51,736
GPU, Inc.                                                  871          33,255
Mirant Corp.*                                            1,955          56,011
PG&E Corp.                                               2,236          36,670
Pinnacle West Capital Corp.                                500          22,305
Progress Energy, Inc.                                    1,295          53,989
Progress Energy, Inc.-CVO*                                 257             108
Public Service Enterprise Group, Inc.                    1,304          60,375
Southern Co.                                             4,342         100,604
--------------------------------------------------------------------------------
                                                                     1,333,784
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Natural Gas Distribution 0.1%
KeySpan Corp.                                              807          26,066
NICOR, Inc.                                                215           8,333
Peoples Energy Corp.                                       200           7,860
Reliant Energy, Inc.                                     1,807          54,318
--------------------------------------------------------------------------------
                                                                        96,577
--------------------------------------------------------------------------------
Total Common Stocks (Cost $74,098,326)                              63,269,047
--------------------------------------------------------------------------------

                                                 Principal Amount    Value ($)
                                                        ($)
--------------------------------------------------------------------------------
 Repurchase Agreements 2.3%
--------------------------------------------------------------------------------
State Street Bank and Trust Co., 3.6%, to be
  repurchased at $1,465,586 on 9/4/2001**
  (Cost $1,465,000)                                  1,465,000       1,465,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. Treasury Obligations 0.3%
--------------------------------------------------------------------------------
U.S. Treasury Bill, 3.43%, 10/18/2001 (Cost
  $184,172) (b)                                        185,000         184,172
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $75,747,498) (a)         64,918,219
--------------------------------------------------------------------------------

*   Non-income producing security.

** Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities.

(a) The cost for federal income tax purposes was $77,043,145. At August 31, 2001, net unrealized depreciation for all securities based on tax cost was $12,124,926. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,350,849 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,475,775.

(b) At August 31, 2001, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

    At August 31, 2001, open futures contracts purchased were as follows:

                                                       Aggregate       Market
Futures                       Expiration  Contracts  Face Value ($)   Value ($)
--------------------------------------------------------------------------------
S&P 500 Index                 9/20/2001       5         1,474,455     1,421,874
--------------------------------------------------------------------------------
Total unrealized depreciation on open futures contracts            $   (52,581)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001
--------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (cost $75,747,498)          $    64,918,219
-------------------------------------------------------------------------------
Cash                                                                        707
-------------------------------------------------------------------------------
Receivable for investments sold                                           4,402
-------------------------------------------------------------------------------
Dividends receivable                                                     94,089
-------------------------------------------------------------------------------
Interest receivable                                                       5,454
-------------------------------------------------------------------------------
Receivable for Fund shares sold                                         150,211
-------------------------------------------------------------------------------
Receivable for daily variation margin on open futures contracts          10,250
-------------------------------------------------------------------------------
Foreign taxes recoverable                                                   832
-------------------------------------------------------------------------------
Total assets                                                         65,184,164
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for investments purchased                                       140,465
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        112,544
-------------------------------------------------------------------------------
Accrued management fee                                                   44,970
-------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                       3,719
-------------------------------------------------------------------------------
Other payables and expenses                                              85,394
-------------------------------------------------------------------------------
Total liabilities                                                       387,092
-------------------------------------------------------------------------------
Net assets, at value                                            $    64,797,072
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
Net assets consist of:                                                   54,327
Undistributed net investment income
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                      (10,829,279)
-------------------------------------------------------------------------------
  Futures                                                              (52,581)
-------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                (1,874,083)
-------------------------------------------------------------------------------
Paid-in capital                                                      77,498,688
-------------------------------------------------------------------------------
Net assets, at value                                            $    64,797,072
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value and Offering Price
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($45,272,577 / 6,373,780 outstanding shares of
beneficial interest, $.01 par value, unlimited number of
shares authorized)                                               $          7.10
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 95.50 of $7.10)          $          7.43
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price
per share (subject to contingent deferred sales
charge) ($14,236,875 / 2,015,710 outstanding shares of
beneficial interest, $.01 par value, unlimited number
of shares authorized)                                            $          7.06
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price
per share (subject to contingent deferred sales
charge) ($5,287,620 / 748,633 outstanding shares
of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $          7.06
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended August 31, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:                                                          $       599,730

Dividends (net of foreign taxes withheld of $3,451)
--------------------------------------------------------------------------------
Interest                                                                 110,424
--------------------------------------------------------------------------------
Total Income                                                             710,154
--------------------------------------------------------------------------------
Expenses:

Management fee                                                           197,548
--------------------------------------------------------------------------------
Administrative fee                                                        49,208
--------------------------------------------------------------------------------
Services to shareholders                                                 256,481
--------------------------------------------------------------------------------
Custodian and accounting fees                                             33,788
--------------------------------------------------------------------------------
Distribution services fees                                               227,826
--------------------------------------------------------------------------------
Auditing                                                                  19,262
--------------------------------------------------------------------------------
Legal                                                                      4,509
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               28,445
--------------------------------------------------------------------------------
Reports to shareholders                                                   75,744
--------------------------------------------------------------------------------
Registration fees                                                         47,373
--------------------------------------------------------------------------------
Other                                                                      3,938
--------------------------------------------------------------------------------
Total expenses, before expense reductions                                944,122
--------------------------------------------------------------------------------
Expense reductions                                                     (326,987)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                                 617,135
--------------------------------------------------------------------------------
Net investment income                                                     93,019
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:

Investments                                                          (1,246,583)
--------------------------------------------------------------------------------
Futures                                                                (553,246)
--------------------------------------------------------------------------------
                                                                     (1,799,829)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:

Investments                                                         (11,334,691)
--------------------------------------------------------------------------------
Futures                                                                (123,345)
--------------------------------------------------------------------------------
                                                                    (11,458,036)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                          (13,257,865)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $  (13,164,846)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 For the Period
                                                                  April 3, 2000
                                                                (commencement of
                                                   Year Ended    operations) to
Increase (Decrease) in Net Assets               August 31, 2001  August 31, 2000
--------------------------------------------------------------------------------
Operations:

Net investment income                            $        93,019 $        34,228
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                         (1,799,829)        (18,362)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period           (11,458,036)         576,176
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     (13,164,846)         592,042
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class A                                              (108,745)              --
--------------------------------------------------------------------------------
Net realized gains
  Class A                                               (62,074)              --
--------------------------------------------------------------------------------
  Class B                                                (6,942)              --
--------------------------------------------------------------------------------
  Class C                                                (6,910)              --
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                             68,248,273      23,369,331
--------------------------------------------------------------------------------
Reinvestment of distributions                            184,366              --
--------------------------------------------------------------------------------
Cost of shares redeemed                             (16,922,787)     (2,324,636)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                    51,509,852      21,044,695
--------------------------------------------------------------------------------
Increase (decrease) in net assets                     38,160,335      21,636,737
--------------------------------------------------------------------------------
Net assets at beginning of period                     26,636,737       5,000,000
--------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of $54,327
and $34,228, respectively)                       $    64,797,072 $    26,636,737
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A

--------------------------------------------------------------------------------
                                                               2001^a    2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 9.59   $ 9.50
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income^c                                         .03      .03
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                      (2.46)      .06
--------------------------------------------------------------------------------
  Total from investment operations                             (2.43)      .09
--------------------------------------------------------------------------------
Less distribution from:

  Net investment income                                         (.04)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transaction                  (.02)       --
--------------------------------------------------------------------------------
  Total distributions                                           (.06)       --
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 7.10   $ 9.59
--------------------------------------------------------------------------------
Total Return (%)^d,^e                                         (25.46)      .95**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                          45       22
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                 1.62^f    3.19*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                  1.03^f    1.00*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                         .41      .90*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                         8       43*
--------------------------------------------------------------------------------

^a       For the year ended August 31, 2001.

^b For the period from April 3, 2000 (commencement of operations) to August 31, 2000.

^c       Based on average shares outstanding during the period.

^d       Total return does not reflect the effect of any sales charges.

^e Total return would have been lower had certain expenses not been reduced.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.61% and 1.02%, respectively (see Notes to Financial Statements).

*        Annualized

**       Not annualized

Class B

--------------------------------------------------------------------------------
                                                               2001^a    2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 9.57   $ 9.50
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)^c                                (.03)      .00
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                      (2.46)      .07
--------------------------------------------------------------------------------
  Total from investment operations                             (2.49)      .07
--------------------------------------------------------------------------------
Less distribution from:
  Net realized gains on investment transaction                  (.02)       --
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 7.06   $ 9.57
--------------------------------------------------------------------------------
Total Return (%)^d,^e                                         (26.04)      .74**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                          14        3
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                 2.64^f    4.18*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                  1.81^f    1.75*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (.38)      .09*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                         8       43*
--------------------------------------------------------------------------------

^a       For the year ended August 31, 2001.

^b For the period from April 3, 2000 (commencement of operations) to August 31, 2000.

^c       Based on average shares outstanding during the period.

^d       Total return does not reflect the effect of any sales charges.

^e Total return would have been lower had certain expenses not been reduced.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.64% and 1.80%, respectively (see Notes to Financial Statements).

*        Annualized

**       Not annualized

Class C

--------------------------------------------------------------------------------
                                                               2001^a    2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 9.57   $ 9.50
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss)^c                                (.03)      .00
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                      (2.46)      .07
--------------------------------------------------------------------------------
  Total from investment operations                             (2.49)      .07
--------------------------------------------------------------------------------
Less distribution from:
  Net realized gains on investment transaction                  (.02)       --
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 7.06   $ 9.57
--------------------------------------------------------------------------------
Total Return (%)^d,^e                                         (26.04)      .74**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                           5        2
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                 2.67^f    4.13*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                  1.80^f    1.75*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                        (.36)     .09*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                         8       43*
--------------------------------------------------------------------------------

^a       For the year ended August 31, 2001.

^b For the period from April 3, 2000 (commencement of operations) to August 31, 2000.

^c       Based on average shares outstanding during the period.

^d       Total return does not reflect the effect of any sales charges.

^e Total return would have been lower had certain expenses not been reduced.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.66% and 1.79%, respectively (see Notes to Financial Statements).

*        Annualized

**       Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder S&P 500 Stock Fund (the "Fund"), formerly Kemper S&P 500 Index Fund, is a diversified series of Scudder Investors Trust (the "Trust"), formerly Kemper Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fees and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or subcustodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, the Fund purchased index futures as a temporary substitute for purchasing selected investments.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks many arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $228,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009, the expiration date, whichever occurs first.

In addition, from November 1, 2000 through August 31, 2001, the Fund incurred approximately $403,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

For the year ended August 31, 2001, purchases and sales of investment securities (excluding short-term instruments) aggregated $55,317,590 and $3,772,936, respectively.

C. Related Parties

As described in Note E, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., initiated a restructuring program for most of its funds. As part of this reorganization, the Fund entered into an Administrative Agreement. The agreement was effective June 18, 2001. The terms of the newly adopted and pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The

Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.40% of the first $100 million of average daily net assets, 0.36% of the next $100 million, and 0.34% of average daily net assets in excess of $200 million. Deutsche Asset Management serves as sub-adviser with respect to the investment and reinvestment of assets in the Fund, and is paid by ZSI for its services. For the year ended August 31, 2001, the Fund incurred $197,548 of management fee, of which $39,713 was not imposed. This was equivalent to an annualized effective rate 0.32% of the Fund's average daily net assets.

Administrative Fee. Effective June 18, 2001, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.350%, 0.400% and 0.375% of average daily net assets for Classes A, B and C shares, respectively, computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under these arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period June 18, 2001 through August 31, 2001, the Administrative Fee was as follows:

                                                                    Unpaid at
Administrative Fee                             Total Aggregated  August 31, 2001
--------------------------------------------------------------------------------
Class A                                          $     33,217     $      9,232
--------------------------------------------------------------------------------
Class B                                                11,995            3,291
--------------------------------------------------------------------------------
Class C                                                 3,996            1,172
--------------------------------------------------------------------------------
                                                 $     49,208     $     13,695
--------------------------------------------------------------------------------

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund. Prior to June 18, 2001, the amount charged to Class A, B and C shares by SISC aggregated $126,989, $63,797 and $22,535, respectively, none of which was imposed at August 31, 2001.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to June 18, 2001, the amount charged to the Fund by SFAC aggregated $8,987, none of which was imposed at August 31, 2001.

Effective June 18, 2001, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2001, the Distribution Fee was as follows:

                                                                     Unpaid at
Distribution Fee                 Total Aggregated   Not Imposed  August 31, 2001
--------------------------------------------------------------------------------
Class B                          $     76,818    $      8,994     $      9,169
--------------------------------------------------------------------------------
Class C                                28,529           3,061            3,331
--------------------------------------------------------------------------------
                                 $    105,347    $     12,055     $     12,500
--------------------------------------------------------------------------------

Effective June 18, 2001, in accordance with an amended and restated Distribution Services Agreement, SDI also provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for the class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement and did not result in any increase in fees or expenses to each such class. For the year ended August 31, 2001, the Service Fee was as follows:

                                                                    Unpaid at
Service Fee                      Total Aggregated   Not Imposed  August 31, 2001
--------------------------------------------------------------------------------
Class A                          $     87,645    $     39,817     $     13,639
--------------------------------------------------------------------------------
Class B                                25,401           7,273            4,889
--------------------------------------------------------------------------------
Class C                                 9,433           4,338            1,665
--------------------------------------------------------------------------------
                                 $    122,479    $     51,428     $     20,193
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2001 aggregated $9,050.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2001 the CDSC received by SDI for Class B and C shares was $24,883 and $990, respectively.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended August 31, 2001, Trustees' fees and expenses aggregated $25,479. In addition, a one-time fee of $2,966 was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election under the reorganization discussed in Note E. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $1,483 of such costs.

D. Capital Share Transactions

The following table summarizes the share and dollar activity in the Fund:

                                                  For the Period April 3, 2000
                                                 (commencement of operations) to
                    Year Ended August 31, 2001           August 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class A             5,768,910    $ 46,645,393       2,498,742     $ 18,423,848
--------------------------------------------------------------------------------
Class B             2,072,745      16,664,988         271,874        2,565,854
--------------------------------------------------------------------------------
Class C               581,613       4,736,630         251,264        2,363,275
--------------------------------------------------------------------------------
                                 $ 68,047,011                     $ 23,352,977
--------------------------------------------------------------------------------

Shares issued in reinvestment of dividends
--------------------------------------------------------------------------------
Class A                21,234    $    170,514              --     $         --
--------------------------------------------------------------------------------
Class B                   866           6,943              --               --
--------------------------------------------------------------------------------
Class C                 6,333           6,909              --               --
--------------------------------------------------------------------------------
                                 $    184,366                     $         --
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class A           (1,712,623)    $(13,713,967)      (230,036)     $(2,174,460)
--------------------------------------------------------------------------------
Class B             (295,907)     (2,316,064)         (6,231)         (59,889)
--------------------------------------------------------------------------------
Class C              (82,983)       (691,494)         (7,594)         (73,933)
--------------------------------------------------------------------------------
                                 $(16,721,525)                    $(2,308,282)
--------------------------------------------------------------------------------

Conversion of shares
--------------------------------------------------------------------------------
Class A                25,805    $    201,262           1,748     $     16,354
--------------------------------------------------------------------------------
Class B              (25,885)       (201,262)         (1,752)         (16,354)
--------------------------------------------------------------------------------
                                 $          --                     $          --
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class A             4,103,326    $ 33,303,202       2,270,454     $ 16,265,742
--------------------------------------------------------------------------------
Class B             1,751,819      14,154,605         263,891        2,489,611
--------------------------------------------------------------------------------
Class C               504,963       4,052,045         243,670        2,289,342
--------------------------------------------------------------------------------
                                 $ 51,509,852                     $ 21,044,695
--------------------------------------------------------------------------------

E. Reorganization

ZSI initiated a restructuring program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

F. Subsequent Event

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------

To the Trustees and Shareholders of Scudder S&P 500 Stock Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Scudder S&P 500 Stock Fund (the "Fund") (one of the series of the Scudder Investors Trust (the "Trust"), as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder S&P 500 Stock Fund at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                      Ernst + Young, LLP
October 12, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

The Fund paid distributions of $0.01 per share from net long-term capital gains during its year ended August 31, 2001, of which 100% represents 20% rate gains.

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended August 31, 2001 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Scudder S&P 500 Stock Fund (the "fund"), a series of Scudder Investors Trust (the "Trust"), was held on Thursday, May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld       Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine         4,357,225             87,393                0
--------------------------------------------------------------------------------
Lewis A. Burnham           4,357,024             87,594                0
--------------------------------------------------------------------------------
Mark S. Casady             4,356,769             87,849                0
--------------------------------------------------------------------------------
Linda C. Coughlin          4,357,225             87,393                0
--------------------------------------------------------------------------------
Donald L. Dunaway          4,357,225             87,393                0
--------------------------------------------------------------------------------
James R. Edgar             4,357,052             87,566                0
--------------------------------------------------------------------------------
William F. Glavin          4,356,969             87,649                0
--------------------------------------------------------------------------------
Robert B. Hoffman          4,357,225             87,393                0
--------------------------------------------------------------------------------
Shirley D. Peterson        4,357,052             87,566                0
--------------------------------------------------------------------------------
Fred B. Renwick            4,357,225             87,393                0
--------------------------------------------------------------------------------
William P. Sommers         4,357,225             87,393                0
--------------------------------------------------------------------------------
John G. Weithers           4,357,225             87,393                0
--------------------------------------------------------------------------------


2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         3,710,426                    29,347                     92,875
--------------------------------------------------------------------------------


* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

A Special Meeting of Shareholders (the "Meeting") of Class A, Class B and Class C of Scudder S&P 500 Stock Fund, a series of Scudder Investors Trust (the "Trust"), was held on Thursday, June 21, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

Class A

3. To approve a Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         2,347,940                    18,546                     27,561
--------------------------------------------------------------------------------


Class B

3. To approve an Amended and Restated Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
          856,977                     10,738                     38,424
--------------------------------------------------------------------------------


Class C

3. To approve an Amended and Restated Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
          361,835                       62                       26,890
--------------------------------------------------------------------------------

Officers and Trustees
--------------------------------------------------------------------------------

TRUSTEES                                OFFICERS

John W. Ballantine                      Joann M. Barry
   Trustee                                 Vice President

Lewis A. Burnham                        Philip J. Collora
   Trustee                                 Vice President and
                                           Assistant Secretary
Mark S. Casady
   Trustee and President                Kathryn L. Quirk
                                           Vice President
Linda C. Coughlin
   Chairperson, Trustee and             Linda J. Wondrack
   Vice President                          Vice President

Donald L. Dunaway                       John R. Hebble
   Trustee                                 Treasurer

James R. Edgar                          Thomas Lally
   Trustee                                 Assistant Treasurer

William F. Glavin, Jr.                  Brenda Lyons
   Trustee                                 Assistant Treasurer

Robert B. Hoffman                       John Millette
   Trustee                                 Secretary

Shirley D. Peterson                     Caroline Pearson
   Trustee                                 Assistant Secretary

Fred B. Renwick
   Trustee

William P. Sommers
   Trustee

John G. Weithers
   Trustee

Investment Products and Services
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 Scudder Funds
----------------------------------------------------------------------------------------

Core                                         Global/International

   Scudder Blue Chip Fund                       Scudder Emerging Markets Growth Fund
   Scudder Focus Value+Growth Fund              Scudder Emerging Markets Income Fund
   Scudder Growth and Income Fund               Scudder Global Fund
   Scudder Research Fund                        Scudder Global Bond Fund
   Scudder S&P 500 Stock Fund                   Scudder Global Discovery Fund
   Scudder Select 500 Fund                      Scudder Greater Europe Growth Fund
   Scudder Small Company Stock Fund             Scudder International Fund
   Scudder Target 2011 Fund                     Scudder International Research Fund
   Scudder Total Return Fund                    Scudder Latin America Fund
                                                Scudder New Europe Fund
Growth                                          Scudder Pacific Opportunities Fund
                                                The Japan Fund, Inc.
   Scudder 21st Century Growth Fund
   Scudder Aggressive Growth Fund            Income
   Scudder Capital Growth Fund
   Scudder Focus Growth Fund                    Scudder Cash Reserves Fund
   Scudder Growth Fund                          Scudder Floating Rate Fund
   Scudder Large Company Growth Fund            Scudder High-Yield Fund
   Scudder Select 1000 Growth Fund              Scudder High-Yield Opportunity Fund
   Scudder Small Capitalization Equity Fund     Scudder Income Fund
                                                Scudder Short-Term Bond Fund
Value                                           Scudder Strategic Income Fund
                                                Scudder U.S. Government Securities Fund
   Scudder Contrarian Fund
   Scudder Dividend & Growth Fund            Tax-Free Income
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund             Scudder California Tax-Free Income Fund
   Scudder Small Cap Value Fund                 Scudder Florida Tax-Free Income Fund
                                                Scudder High-Yield Tax-Free Fund
Sector                                          Scudder Managed Municipal Bonds
                                                Scudder Massachusetts Tax-Free Fund
   Scudder-Dreman Financial Services Fund       Scudder Medium-Term Tax-Free Fund
   Scudder Gold Fund                            Scudder New York Tax-Free Income Fund
   Scudder Health Care Fund
   Scudder Technology Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
------------------------------------------------------------------------------------------------

Retirement Programs                                     Education Accounts

   Traditional IRA                                         Education IRA
   Roth IRA                                                UGMA/UTMA
   SEP-IRA                                                 IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities


------------------------------------------------------------------------------------------------
 Closed-End Funds
------------------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                             Scudder High Income Trust
   The Brazil Fund, Inc.                                Scudder Intermediate Government Trust
   The Korea Fund, Inc.                                 Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.            Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.                Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                          Scudder Municipal Income Trust

------------------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.
The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Vedder, Price, Kaufman & Kammholz

                      222 North LaSalle Street
                      Chicago, IL 60601
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

        Independent   Ernst & Young LLP
           Auditors
                      200 Clarendon Street
                      Boston, MA 02116
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments